Employee Incentive Schemes - Restricted Shares Issued (Detail) (AUD)	1 Months Ended
	Dec. 31, 2013	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Restricted Shares Issued	142,800	917	77,945	86,471
Market Value of Restricted Shares Issued	69,972	1,000	84,960	76,959